Earning Per Share (Tables)	9 Months Ended
Sep. 30, 2015
Earnings Per Share (Tables) [Abstract]
Schedule of Earning per Share
	For the three months ended September 30,		For the nine months ended September 30,

	2015	2014	2015	2014
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$262.320	$270.843	$712.636	$709.947

Denominators:
Weighted average number of Ordinary shares outstanding	304.738.291	302.711.512	304.201.787	301.999.288
Potentially dilutive Ordinary shares	450.218	571.521	454.573	416.688
Total weighted average Ordinary shares outstanding assuming dilution	305.188.509	303.283.033	304.656.360	302.415.976

Basic earnings per share	$0,86	$0,89	$2,34	$2,35
Fully diluted earnings per share	$0,86	$0,89	$2,34	$2,35